SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 (212) 839 5300 (212) 839 5599 FAX	BEIJING BOSTON BRUSSELS CENTURY CITY CHICAGO DALLAS GENEVA	HONG KONG HOUSTON LONDON LOS ANGELES MUNICH NEW YORK PALO ALTO	SAN FRANCISCO SHANGHAI SINGAPORE SYDNEY TOKYO WASHINGTON, D.C.

FOUNDED 1866

September 7, 2016

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock LifePath® Retirement Fund, BlackRock LifePath® 2020 Fund,
BlackRock LifePath® 2025 Fund, BlackRock LifePath® 2030 Fund,
BlackRock LifePath® 2035 Fund, BlackRock LifePath® 2040 Fund,
BlackRock LifePath® 2045 Fund, BlackRock LifePath® 2050 Fund and
BlackRock LifePath® 2055 Fund, each a series of BlackRock Funds III
Post-Effective Amendment No. 235 to
Registration Statement on Form N-1A
(File Nos. 33-54126 and 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 235 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”) with respect to its series, BlackRock LifePath® Retirement Fund, BlackRock LifePath® 2020 Fund, BlackRock LifePath® 2025 Fund, BlackRock LifePath® 2030 Fund, BlackRock LifePath® 2035 Fund, BlackRock LifePath® 2040 Fund, BlackRock LifePath® 2045 Fund, BlackRock LifePath® 2050 Fund and BlackRock LifePath® 2055 Fund (the “Funds”). The Registration Statement is being filed to make certain changes to the Funds’ Prospectuses and Statement of Additional Information. The changes include changing the Funds’ names to BlackRock LifePath® Dynamic Retirement Fund, BlackRock LifePath® Dynamic 2020 Fund, BlackRock LifePath® Dynamic 2025 Fund, BlackRock LifePath® Dynamic 2030 Fund, BlackRock LifePath® Dynamic 2035 Fund, BlackRock LifePath® Dynamic 2040 Fund, BlackRock LifePath® Dynamic 2045 Fund, BlackRock LifePath® Dynamic 2050 Fund and BlackRock LifePath® Dynamic 2055 Fund, respectively, revising the Funds’ fees and expenses, revising the Funds’ investment strategies and risks, adding new underlying funds in which the Funds may invest and replacing the Funds’ portfolio managers.

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 572 to the Registration Statement on Form N-1A of the Trust on behalf of Managed Volatility Portfolio, which was filed on May 2, 2016 (the “Prior Filing”). While the Funds’ Prospectuses and Statement of Additional Information are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectuses:

•	For More Information

Statement of Additional Information—Part I:

•	Information on Trustees and Officers

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean

Jesse C. Kean

Enclosures

cc:	John A. MacKinnon
Benjamin Archibald